Income Taxes (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
- Hong Kong	$ 0	$ 144	$ 81
- Other countries	2,435	380	1,042
Income Tax Expense (Benefit)	$ 2,435	$ 524	$ 1,123